Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenue		$ 465,435	$ 1,483,109	$ 1,262,899
Cost of revenue		(464,265)	(1,216,916)	(1,000,689)
Gross profit		1,170	266,193	262,210
Operating expenses:
Selling and marketing expenses		(853,980)	(555,280)	(241,344)
General and administrative expenses		(6,452,268)	(3,888,501)	(989,774)
Research and development expenses		(763,093)	(586,419)	(287,578)
Total operating expenses		(8,069,341)	(5,030,200)	(1,518,696)
Other (expenses)/income, net:
Financial expenses, net		(43,922)	(46,619)	(4,786)
Other income		40,681	36,539	136,576
Total other (expenses)/income, net		(3,241)	(10,080)	131,790
Loss before income tax expense		(8,071,412)	(4,774,087)	(1,124,696)
Income tax expenses		(51,430)		(4,793)
Net loss		(8,122,842)	(4,774,087)	(1,129,489)
Other comprehensive (loss)/ income:
Foreign currency translation adjustment		(267,983)	222,279	(37,482)
Total comprehensive loss		$ (8,390,825)	$ (4,551,808)	$ (1,166,971)
Weighted average number of Ordinary Shares – basic (in Shares)	[1]	506,292,155	454,940,744	410,205,000
Weighted average number of Ordinary Shares – diluted (in Shares)	[1]	506,292,155	454,940,744	410,205,000
Basic loss per ordinary share (in Dollars per share)		$ (0.02)	$ (0.01)	$ 0
Diluted loss per ordinary share (in Dollars per share)		$ (0.02)	$ (0.01)	$ 0

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).